Prepayments and other assets	12 Months Ended
Dec. 31, 2019
Prepayment and other assets
Prepayments and other assets

6.    Prepayments and other assets

		As of December 31,
		2018	2019
		RMB	RMB
Loans receivable, net	(1)	74,068	70,531
Rental and other deposits		10,258	6,993
Security deposits with real estate developers	(2)	106,528	72,573
Deposits for investments	(3)	20,246	3,155
Others		23,811	48,671
Prepayments and other assets		234,911	201,923
Current Portion		210,996	194,668
Non-Current Portion		23,915	7,255
Total prepayments and other assets		234,911	201,923

(1)    Loans receivable, net

	As of December 31,
	2018	2019
	RMB	RMB
Secured personal loans	31,467	16,741
Unsecured personal loans	43,714	58,045
	75,181	74,786
Less: allowance for doubtful loans	(1,113)	(4,255)
Loans receivables, net	74,068	70,531
Current Portion	70,399	66,431
Non-Current Portion	3,669	4,100
Total loans	74,068	70,531

As of December 31, 2018 and 2019, loans receivables are primarily personal loans made to home purchasers, home owners and Registered Agents and the Group’s employees. These loans have an original term from 30 days to 5 years and carry interest rates between 3.6%~24% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the home owners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the home owners upon the end of the arrangement on December 25, 2018. Such guarantee was accounted for a derivative during the one-year agreement period under ASC 815 and the Group has determined that its fair value to be immaterial. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the home owners. These loans have been recorded in secured loans receivables of RMB21,424 and  RMB14,760 on the consolidated balance sheet as at December 31, 2018 and 2019, with an allowance of doubtful loans of RMB3.1 million was made as of December 31, 2019.

The following table sets forth the activity in the allowance for doubtful loans for the years ended December 31, 2018 and 2019:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year:	1,324	1,411	1,113
Provision (Reversal) for the year	2,701	(493)	3,142
Write-off	(2,614)	—	—
Collection of previously written-off debtors	—	195	—
Balance at the end of the year	1,411	1,113	4,255

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the probable loss of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2018 and 2019.

	As of December 31,
	2018	2019
	RMB	RMB
1-29 days past Due	26,945	2,109
30-89 days past Due	2,538	—
90-179 days past Due	2,482	5,434
Over 180 days past Due	6,495	18,803
Total past Due	38,460	26,346
Current	36,721	48,440
Total loans	75,181	74,786
(2)

The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time even under exclusive sales contract without Sales Commitment Arrangement. The exclusive sales period normally last for a few months. Full deposits amounts are refundable at the end of the exclusive sales period.

(3)

The Group deposited investment funds of RMB16,246 and RMB3,155 for acquiring equity interests over certain limited partnerships as of December 31, 2018 and 2019, respectively. The Group had also deposited RMB4,000 for an investment to Guangxi Youju Technology Ltd (“Youju”) as of December 31, 2018 subject to fulfillment of certain closing conditions. On May 15, 2019, a supplemental agreement was entered to terminate the capital injection agreement of Youju and refunded RMB4,000 to the Group in June 2019.